UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Forest Hill Capital LLC
Address: 100 Morgan Keegan
         Suite 430
         Little Rock, AR  72202

13F File Number:  28-11055

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Lee
Title:     Manager
Phone:     501.666.3037

Signature, Place, and Date of Signing:

     Mark Lee     Little Rock, AR     May 15, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     46

Form13F Information Table Value Total:     $133,811 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTIVE POWER INC               COM              00504W100       54    28920 SH       SOLE                    28920
AGNICO EAGLE MINES LTD         COM              008474108      203     3000 SH       SOLE                     3000
AMERICAN COMMERCIAL LINES      COM NEW          025195207      720    45600 SH       SOLE                    45600
ATLANTIC COAST FED CORP        COM              048425102     2512   256319 SH       SOLE                   256319
BALDOR ELEC CO                 COM              057741100     6454   230500 SH       SOLE                   230500
BANCTRUST FINANCIAL GP         COM              05978R107     2565   238610 SH       SOLE                   238610
BENCHMARK ELECTRS INC          COM              08160H101     8738   486814 SH       SOLE                   486814
BOEING CO                      COM              097023105      372     5000 SH       SOLE                     5000
BON-TON STORES INC             COM              09776J101      492    89886 SH       SOLE                    89886
CEC ENTMT INC                  COM              125137109     4453   154200 SH       SOLE                   154200
CHANNELL COML CORP             COM              159186105      751   544308 SH       SOLE                   544308
CONCURRENT COMPUTER CORP NEW   COM              206710204      411   587798 SH       SOLE                   587798
DOMINION RES BLACK WARRIOR T   UNITS BEN INT    25746Q108      214    10100 SH       SOLE                    10100
FEDEX CORP                     COM              31428X106      556     6000 SH       SOLE                     6000
FIRST CLOVER LEAF FIN CORP     COM              31969M105      905    93441 SH       SOLE                    93441
HALOZYME THERAPEUTICS INC      COM              40637H109     2481   390040 SH       SOLE                   390040
HILLTOP HOLDINGS INC           COM              432748101      904    86952 SH       SOLE                    86952
INFINITY PPTY & CAS CORP       COM              45665Q103     6598   158612 SH       SOLE                   158612
ISHARES TR                     MSCI EAFE IDX    464287465     3020    42000 SH       SOLE                    42000
ISHARES TR                     RUSSELL1000GRW   464287614      256     4700 SH       SOLE                     4700
ISHARES TR                     RUSSELL MIDCAP   464287499     1918    20500 SH       SOLE                    20500
KKR FINANCIAL HLDGS LLC        COM              48248A306     1952   154190 SH       SOLE                   154190
MFS GOVT MKTS INCOME TR        SH BEN INT       552939100       68    10000 SH       SOLE                    10000
NCI BUILDING SYS INC           COM              628852105     3487   144097 SH       SOLE                   144097
OMNICARE INC                   COM              681904108      272    15000 SH       SOLE                    15000
ORION ENERGY SYSTEMS INC       COM              686275108     2463   258200 SH       SOLE                   258200
ORION MARINE GROUP INC         COM              68628V308     3734   312484 SH       SOLE                   312484
OXFORD INDS INC                COM              691497309     7820   347082 SH       SOLE                   347082
PACIFIC SUNWEAR CALIF INC      COM              694873100     3783   300020 SH       SOLE                   300020
PETROHAWK ENERGY CORP          COM              716495106     5143   255000 SH       SOLE                   255000
PILGRIMS PRIDE CORP            COM              721467108     6130   303000 SH       SOLE                   303000
POWER-ONE INC                  COM              739308104     6389  1990424 SH       SOLE                  1990424
PROSHARES TR                   ULTSHT RUS2000   74347R834     9534   115000 SH       SOLE                   115000
RMK ADVANTAGE INCOME FD INC    COM              74963L103     3323   994871 SH       SOLE                   994871
SAIA INC                       COM              78709Y105     1789   112772 SH       SOLE                   112772
SARA LEE CORP                  COM              803111103      273    17000 SH       SOLE                    17000
SPDR TR                        UNIT SER 1       78462F103      963     7300 SH       SOLE                     7300
STREETTRACKS GOLD TR           GOLD SHS         863307104     5018    55500 SH       SOLE                    55500
SUPERIOR BANCORP               COM              86806M106     7701  1549562 SH       SOLE                  1549562
TIDELANDS BANCSHARES INC       COM              886374107     2371   237375 SH       SOLE                   237375
TOWERSTREAM CORP               COM              892000100      795   656741 SH       SOLE                   656741
TRIANGLE CAP CORP              COM              895848109     2704   226870 SH       SOLE                   226870
VIEWPOINT FINL GROUP           COM              926727108     2223   134620 SH       SOLE                   134620
VOLCOM INC                     COM              92864N101     7036   348132 SH       SOLE                   348132
WORLD FUEL SVCS CORP           COM              981475106     1022    36400 SH       SOLE                    36400
ZOLTEK COS INC                 COM              98975W104     3241   122212 SH       SOLE                   122212